Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Mar. 31, 2020	Mar. 31, 2019	Dec. 09, 2018	Mar. 31, 2018	Mar. 31, 2017	May 24, 2013	May 23, 2013
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value						$ 0.00001	$ 0.001
Ordinary shares, authorized			50,000,000,000	3,263,949,065
Treasury stock par value	$ 0.00001	$ 0.00001
Treasury stock shares	10,456,075	0
Class A Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, authorized	49,000,000,000	49,000,000,000	49,000,000,000
Ordinary shares, shares issued	2,418,910,250	2,371,289,450		335,534,850
Ordinary shares, shares outstanding	2,408,454,175	2,371,289,450		335,534,850	335,534,850
Class B Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	303,234,004	303,234,004
Ordinary shares, shares outstanding	303,234,004	303,234,004
Parent Company
Condensed Financial Statements, Captions [Line Items]
Treasury stock par value	$ 0.00001
Treasury stock shares	10,456,075	0
Parent Company | Class A Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00001
Ordinary shares, authorized	49,000,000,000
Ordinary shares, shares issued	2,408,454,175	2,371,289,450
Ordinary shares, shares outstanding	2,408,454,175	2,371,289,450
Parent Company | Class B Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00001
Ordinary shares, authorized	500,000,000
Ordinary shares, shares issued	303,234,004	303,234,004
Ordinary shares, shares outstanding	303,234,004	303,234,004